Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2018 and December 31, 2017, by level within the fair value hierarchy. No liabilities were carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities, asset-backed securities, obligations of states, and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets:		December 31, 2018
Securities available-for-sale
U.S. Treasury security	$996	$–	$–	$996
U.S. Government agencies	–	7,170	–	7,170
Mortgage-backed securities of government agencies	–	44,901	–	44,901
Asset-backed securities of government agencies	–	1,024	–	1,024
State and political subdivisions	–	23,125	–	23,125
Corporate bonds	–	8,312	–	8,312

Total available-for-sale securities	$996	$84,532	$–	$85,528

Equity securities	$37	$–	$46	$83

Assets:		December 31, 2017
Securities available-for-sale
U.S. Treasury security	$998	$–	$–	$998
U.S. Government agencies	–	8,229	–	8,229
Mortgage-backed securities of government agencies	–	49,701	–	49,701
Asset-backed securities of government agencies	–	1,169	–	1,169
State and political subdivisions	–	27,141	–	27,141
Corporate bonds	–	10,425	–	10,425

Total available-for-sale securities	$998	$96,665	$–	$97,663

Equity securities	$43	$–	$46	$89

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2018 and December 31, 2017, by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral securing the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

(Dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis		December 31, 2018
Impaired loans	$ –	$ –	$636	$ 636
Other real estate owned	–	–	99	99

Assets measured on a nonrecurring basis		December 31, 2017
Impaired loans	$ –	$ –	$2,073	$ 2,073

Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

Quantitative Information about Level III Fair Value Measurements

	Fair Value	Valuation	Unobservable	Range
(Dollars in thousands)	Estimate	Techniques	Input	(Weighted Average)
December 31, 2018
		Discounted	Remaining term	1.2 yrs to 26.5 yrs / (10.9 yrs)
Impaired loans	$ 636	cash flow	Discount rate	5.1% to 7.5% / (5.9%)

		Appraisal of	Appraisal adjustments[2]	–33%
Other real estate owned	99	collateral[1]	Liquidation expense[2]	–10%

December 31, 2017
		Discounted	Remaining term	4 mos to 24.5 yrs / (20.3 mos)
Impaired loans	$ 551	cash flow	Discount rate	4.4% to 7.5% / (5.3%)

		Appraisal of	Appraisal adjustments[2]	0% to –25% (–6.8%)
	1,522	collateral[1]	Liquidation expense[2]	–10%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.

[2]

Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.